Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 2,005	₩ 1,778	₩ 3,322
(Reversal of) bad debt expense	(227)	227	(480)
Write-off			(1,064)
Balance at the end of the year	1,778	2,005	1,778
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	1,204	1,047	460
(Reversal of) bad debt expense	(329)	157	587
Balance at the end of the year	₩ 875	₩ 1,204	₩ 1,047